Derivatives - Notional contract amounts and fair value of derivatives by product contract type held by HSBC (Details) number in Millions, $ in Millions	Jun. 30, 2020 USD ($)	Dec. 31, 2019 USD ($)
Disclosure of detailed information about hedging instruments [line items]
Notional contract amount of trading instruments	$ 26,086,676	$ 27,619,214
Notional contract amount of hedging instruments	201,995	208,905
Fair value of trading assets	$ 392,003	$ 283,071
Fair value of hedging assets	2,888	1,663
Gross total fair values of derivative assets	394,891	284,734
Fair value of derivative assets	313,781	242,995
Fair value of trading liabilities	379,890	278,465
Fair value of hedging liabilities	4,279	2,771
Gross total fair values of derivative liabilities	384,169	281,236
Fair value of derivative liabilities	303,059	239,497
Derivatives
Disclosure of detailed information about hedging instruments [line items]
Amounts offset on derivative liabilities	(81,110)	(41,739)
Derivatives
Disclosure of detailed information about hedging instruments [line items]
Amounts offset on derivative assets	(81,110)	(41,739)
Foreign exchange
Disclosure of detailed information about hedging instruments [line items]
Notional contract amount of trading instruments	$ 7,383,599	$ 8,207,629
Notional contract amount of hedging instruments	36,888	31,899
Fair value of trading assets	$ 83,704	$ 84,083
Fair value of hedging assets	366	455
Gross total fair values of derivative assets	84,070	84,538
Fair value of trading liabilities	84,600	84,498
Fair value of hedging liabilities	729	740
Gross total fair values of derivative liabilities	85,329	85,238
Interest rate
Disclosure of detailed information about hedging instruments [line items]
Notional contract amount of trading instruments	$ 17,590,866	$ 17,895,349
Notional contract amount of hedging instruments	165,107	177,006
Fair value of trading assets	$ 291,177	$ 183,668
Fair value of hedging assets	2,522	1,208
Gross total fair values of derivative assets	293,699	184,876
Fair value of trading liabilities	274,938	175,095
Fair value of hedging liabilities	3,550	2,031
Gross total fair values of derivative liabilities	278,488	177,126
Equities
Disclosure of detailed information about hedging instruments [line items]
Notional contract amount of trading instruments	$ 648,250	$ 1,077,347
Notional contract amount of hedging instruments	0	0
Fair value of trading assets	$ 10,697	$ 9,053
Fair value of hedging assets	0	0
Gross total fair values of derivative assets	10,697	9,053
Fair value of trading liabilities	11,836	11,237
Fair value of hedging liabilities	0	0
Gross total fair values of derivative liabilities	11,836	11,237
Credit
Disclosure of detailed information about hedging instruments [line items]
Notional contract amount of trading instruments	$ 329,551	$ 345,644
Notional contract amount of hedging instruments	0	0
Fair value of trading assets	$ 3,661	$ 4,744
Fair value of hedging assets	0	0
Gross total fair values of derivative assets	3,661	4,744
Fair value of trading liabilities	5,000	5,597
Fair value of hedging liabilities	0	0
Gross total fair values of derivative liabilities	5,000	5,597
Commodity and other
Disclosure of detailed information about hedging instruments [line items]
Notional contract amount of trading instruments	$ 134,410	$ 93,245
Notional contract amount of hedging instruments	0	0
Fair value of trading assets	$ 2,764	$ 1,523
Fair value of hedging assets	0	0
Gross total fair values of derivative assets	2,764	1,523
Fair value of trading liabilities	3,516	2,038
Fair value of hedging liabilities	0	0
Gross total fair values of derivative liabilities	$ 3,516	$ 2,038